Financial Management - Sensitivity analysis (Table) (Details) - Floating Interest Rate [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Carrying amount	$ (48,942)
Minimum
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on Income and Equity Possible increase through maturity	(71)
Maximum
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on Income and Equity Possible increase through maturity	$ (141)